Stock-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards Granted (Detail) - Stock Options - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum	$ 9.86	$ 2.94
Exercise price, maximum	$ 15	$ 15
Expected volatility, minimum	75.31%	73.88%
Expected volatility, maximum	75.98%	75.98%
Risk-free interest rate, minimum	1.46%	1.46%
Risk-free interest rate, maximum	1.89%	2.46%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years
Grant date fair value of options granted	$ 6.62	$ 6.62
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 3 months 18 days	6 years 3 months 18 days
Grant date fair value of options granted	$ 10.01	$ 10.46